UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07644
                                                    -----------

                       Gabelli Capital Series Funds, Inc.
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             COMMON STOCKS -- 98.2%
             AEROSPACE -- 0.5%
     12,000  HEICO Corp.                       $    380,280
     15,000  Herley Industries Inc.+                313,200
     50,000  Rolls-Royce Group plc+                 397,867
  2,690,000  Rolls-Royce Group plc, Cl. B             4,767
                                               ------------
                                                  1,096,114
                                               ------------
             AGRICULTURE -- 1.8%
    115,000  Archer-Daniels-Midland Co.           3,869,750
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.4%
     15,000  BorgWarner Inc.                        900,600
     50,000  CLARCOR Inc.                         1,780,000
    180,000  Dana Corp.                             271,800
     85,000  Earl Scheib Inc.+                      310,250
      5,000  Midas Inc.+                            109,350
     15,000  Modine Manufacturing Co.               442,500
     26,100  Navistar International Corp.+          719,838
     42,548  Proliance International Inc.+          232,312
     50,000  Standard Motor Products Inc.           444,000
                                               ------------
                                                  5,210,650
                                               ------------
             AVIATION: PARTS AND SERVICES -- 4.7%
     10,000  Aviall Inc.+                           380,800
     25,000  Curtiss-Wright Corp.                 1,655,000
      5,000  EDO Corp.                              154,250
    145,100  Fairchild Corp., Cl. A+                377,260
     70,000  GenCorp Inc.+                        1,438,500
     55,000  Kaman Corp.                          1,383,800
     35,000  Precision Castparts Corp.            2,079,000
     30,000  Sequa Corp., Cl. A+                  2,934,000
                                               ------------
                                                 10,402,610
                                               ------------
             BROADCASTING -- 3.2%
     45,000  CBS Corp., Cl. A                     1,084,500
     10,000  Cogeco Inc.                            241,041
     49,000  Fisher Communications Inc.+          2,192,750
    215,000  Gray Television Inc.                 1,806,000
     74,000  Lin TV Corp., Cl. A+                   666,000
     31,000  Paxson Communications Corp.+            29,140
    130,000  Sinclair Broadcast
              Group Inc., Cl. A                   1,059,500
     20,000  Young Broadcasting Inc.,
              Cl. A+                                 68,000
                                               ------------
                                                  7,146,931
                                               ------------
             BUSINESS SERVICES -- 0.8%
     38,000  Intermec Inc.+                       1,159,380
     80,000  Nashua Corp.+                          680,000
                                               ------------
                                                  1,839,380
                                               ------------
             CABLE AND SATELLITE -- 4.0%
      5,000  Adelphia Communications Corp.,
              Cl. A+                                    220
    150,000  Cablevision Systems Corp.,
              Cl. A+                              4,005,000
     80,000  DIRECTV Group Inc.+                  1,312,000
     30,000  EchoStar Communications Corp.,
              Cl. A+                                896,100
     30,801  Liberty Global Inc., Cl. A+            630,496
     30,801  Liberty Global Inc., Cl. C+            608,320
     37,000  Rogers Communications Inc.,
              Cl. B                               1,411,550
                                               ------------
                                                  8,863,686
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 3.8%
     32,000  Agere Systems Inc.+                    481,280
     85,000  Corning Inc.+                        2,287,350

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
    140,000  Lucent Technologies Inc.+         $    427,000
     50,000  Motorola Inc.                        1,145,500
    175,000  Nortel Networks Corp.+                 533,750
     70,000  Thomas & Betts Corp.+                3,596,600
                                               ------------
                                                  8,471,480
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.1%
    110,000  Xanser Corp.+                          487,300
     62,000  Yahoo! Inc.+                         2,000,120
                                               ------------
                                                  2,487,420
                                               ------------
             CONSUMER PRODUCTS -- 2.6%
     13,500  Alberto-Culver Co.                     597,105
      6,000  Avon Products Inc.                     187,020
     10,000  Clorox Co.                             598,500
      5,000  Colgate-Palmolive Co.                  285,500
     23,000  Gallaher Group plc, ADR              1,337,450
      5,400  National Presto Industries Inc.        265,518
     15,000  Pactiv Corp.+                          368,100
     18,000  Procter & Gamble Co.                 1,037,160
    132,684  Revlon Inc., Cl. A+                    419,282
     63,000  Schiff Nutrition
              International Inc.+                   376,740
     10,000  Water Pik Technologies Inc.+           277,100
                                               ------------
                                                  5,749,475
                                               ------------
             CONSUMER SERVICES -- 1.2%
      5,000  IAC/InterActiveCorp+                   147,350
    128,000  Rollins Inc.                         2,590,720
                                               ------------
                                                  2,738,070
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 6.2%
     54,000  Ampco-Pittsburgh Corp.               1,080,000
     15,000  Baldor Electric Co.                    508,050
     32,000  Cooper Industries Ltd., Cl. A        2,780,800
     30,000  Crane Co.                            1,230,300
     16,000  Greif Inc., Cl. A                    1,094,720
     13,500  Harbor Global Co. Ltd.+                121,500
     90,000  Honeywell International Inc.         3,849,300
     28,000  ITT Industries Inc.                  1,574,160
     70,000  Katy Industries Inc.+                  251,300
     75,000  Myers Industries Inc.                1,199,250
                                               ------------
                                                 13,689,380
                                               ------------
             ELECTRONICS -- 1.3%
      8,000  Intel Corp.                            154,800
     80,000  Texas Instruments Inc.               2,597,600
                                               ------------
                                                  2,752,400
                                               ------------
             ENERGY AND UTILITIES -- 9.7%
     90,000  Allegheny Energy Inc.+               3,046,500
    275,000  Aquila Inc.+                         1,097,250
     17,000  Chevron Corp.                          985,490
      5,000  CMS Energy Corp.+                       64,750
     30,000  ConocoPhillips                       1,894,500
      9,000  Cooper Cameron Corp.+                  396,720
      8,000  Devon Energy Corp.                     489,360
     40,000  Duquesne Light Holdings Inc.           660,000
    105,000  El Paso Corp.                        1,265,250
     70,000  El Paso Electric Co.+                1,332,800
     18,000  Exxon Mobil Corp.                    1,095,480
      6,699  Florida Public Utilities Co.            94,791
      7,299  Kerr-McGee Corp.                       696,909
     30,000  KeySpan Corp.                        1,226,100
        542  Mirant Corp.+                           13,550

GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             COMMON STOCKS (CONTINUED)
             ENERGY & UTILITIES (CONTINUED)
     35,000  Northeast Utilities               $    683,550
     30,000  NSTAR                                  858,300
     17,000  Progress Energy Inc., CVO+               5,610
     36,000  Remington Oil & Gas Corp.+           1,555,920
     15,000  Royal Dutch Shell plc,
              Cl. A, ADR                            933,900
     40,000  RPC Inc.                               914,000
     30,000  Southwest Gas Corp.                    838,500
     15,000  Transocean Inc.+                     1,204,500
                                               ------------
                                                 21,353,730
                                               ------------
             ENTERTAINMENT -- 7.4%
     50,000  Discovery Holding Co., Cl. A+          750,000
     67,500  Dover Motorsports Inc.                 370,575
    210,000  Gemstar-TV Guide
              International Inc.+                   648,900
    152,000  Grupo Televisa SA, ADR               3,024,800
    280,000  Liberty Media Corp., Cl. A+          2,298,800
     90,000  The Walt Disney Co.                  2,510,100
    200,000  Time Warner Inc.                     3,358,000
     50,000  Topps Co. Inc.                         438,500
     20,000  Triple Crown Media Inc.+               118,000
     42,500  Viacom Inc., Cl. A+                  1,647,300
     30,000  Vivendi Universal SA, ADR            1,026,000
                                               ------------
                                                 16,190,975
                                               ------------
             ENVIRONMENTAL SERVICES -- 2.2%
     90,000  Allied Waste Industries Inc.+        1,101,600
    108,000  Waste Management Inc.                3,812,400
                                               ------------
                                                  4,914,000
                                               ------------
             EQUIPMENT AND SUPPLIES -- 5.2%
     30,000  AMETEK Inc.                          1,348,800
     50,000  Baldwin Technology Co. Inc.,
              Cl. A+                                311,500
     30,000  Belden CDT Inc.                        816,900
     40,000  Capstone Turbine Corp.+                145,600
     10,000  CIRCOR International Inc.              292,000
    130,000  CTS Corp.                            1,739,400
     13,300  Eastern Co.                            278,635
    100,000  Fedders Corp.                          152,000
     30,000  Flowserve Corp.+                     1,750,200
     24,000  Franklin Electric Co. Inc.           1,311,600
      5,000  Gerber Scientific Inc.+                 51,700
     45,000  GrafTech International Ltd.+           274,500
     18,000  IDEX Corp.                             939,060
     20,000  L.S. Starrett Co., Cl. A               285,400
     20,000  Robbins & Myers Inc.                   432,000
     35,000  Watts Water Technologies
              Inc., Cl. A                         1,271,900
                                               ------------
                                                 11,401,195
                                               ------------
             FINANCIAL SERVICES -- 4.8%
     90,000  American Express Co.                 4,729,500
     32,000  Ameriprise Financial Inc.            1,441,920
     30,000  Argonaut Group Inc.+                 1,066,500
     18,000  Bank of New York Co. Inc.              648,720
     15,000  BKF Capital Group Inc.                 195,000
     12,000  Deutsche Bank AG                     1,370,880
    160,000  Epoch Holding Corp.+                   768,000
     10,000  Midland Co.                            349,800
                                               ------------
                                                 10,570,320
                                               ------------
             FOOD AND BEVERAGE -- 9.8%
     20,000  Brown-Forman Corp., Cl. A            1,565,000

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
      5,000  Campbell Soup Co.                  $   162,000
     78,000  Coca-Cola Co.                        3,265,860
     10,000  Coca-Cola Enterprises Inc.             203,400
      7,000  Coca-Cola Femsa SA de CV, ADR          232,400
     16,000  Corn Products International Inc.       473,120
     30,000  Del Monte Foods Co.                    355,800
     50,000  Diageo plc, ADR                      3,171,500
      3,000  Fomento Economico Mexicano
              SA de CV, ADR                         274,980
     70,000  General Mills Inc.                   3,547,600
    100,000  Groupe Danone, ADR                   2,563,000
     65,000  H.J. Heinz Co.                       2,464,800
     45,000  PepsiAmericas Inc.                   1,100,250
     21,855  Tootsie Roll Industries Inc.           639,682
     23,000  Wm. Wrigley Jr. Co.                  1,472,000
                                               ------------
                                                 21,491,392
                                               ------------
             HEALTH CARE -- 2.3%
      2,000  Andrx Corp.+                            47,480
      1,000  Chemed Corp.                            59,340
     10,000  Chiron Corp.+                          458,100
      5,000  DENTSPLY International Inc.            290,750
     10,000  Henry Schein Inc.+                     478,600
      2,000  Invitrogen Corp.+                      140,260
      4,000  Patterson Companies Inc.+              140,800
    130,000  Pfizer Inc.                          3,239,600
      1,000  Schering AG, ADR                       103,910
     60,000  TL Administration Corp.+                   240
                                               ------------
                                                  4,959,080
                                               ------------
             HOTELS AND GAMING -- 5.2%
     60,000  Aztar Corp.+                         2,519,400
     10,000  Churchill Downs Inc.                   383,200
      8,001  Dover Downs Gaming &
              Entertainment Inc.                    174,182
     18,000  Gaylord Entertainment Co.+             816,840
     40,000  Hilton Hotels Corp.                  1,018,400
     12,000  International Game Technology          422,640
      8,000  Kerzner International Ltd.+            622,560
    500,000  Ladbrokes plc                        3,379,258
      7,000  Las Vegas Sands Corp.+                 396,620
     42,000  MGM Mirage+                          1,809,780
                                               ------------
                                                 11,542,880
                                               ------------
             MACHINERY -- 1.2%
     75,000  CNH Global NV                        1,933,500
      8,000  Deere & Co.                            632,400
                                               ------------
                                                  2,565,900
                                               ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.1%
      2,000  Cavco Industries Inc.+                  97,180
    110,000  Champion Enterprises Inc.+           1,645,600
     17,000  Skyline Corp.                          703,460
                                               ------------
                                                  2,446,240
                                               ------------
             METALS AND MINING -- 0.8%
     34,000  Newmont Mining Corp.                 1,764,260
                                               ------------
             PUBLISHING -- 5.9%
      7,000  Dow Jones & Co. Inc.                   275,100
     12,000  Journal Communications Inc.,
              Cl. A                                 148,800
      3,000  Knight-Ridder Inc.                     189,630
      6,000  Lee Enterprises Inc.                   199,740
     20,000  McClatchy Co., Cl. A                   977,000
     15,000  Media General Inc., Cl. A              699,300
      8,000  Meredith Corp.                         446,320

GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             COMMON STOCKS (CONTINUED)
             PUBLISHING (CONTINUED)
     30,000  New York Times Co., Cl. A          $   759,300
    250,000  News Corp., Cl. A                    4,152,500
    130,000  Penton Media Inc.+                      81,900
    290,000  PRIMEDIA Inc.+                         600,300
     35,000  Reader's Digest Association Inc.       516,250
     14,000  The E.W. Scripps Co., Cl. A            625,940
     59,900  Thomas Nelson Inc.                   1,752,075
     60,000  Tribune Co.                          1,645,800
                                               ------------
                                                 13,069,955
                                               ------------
             REAL ESTATE -- 0.7%
     47,000  Griffin Land & Nurseries Inc.+       1,457,000
                                               ------------
             RETAIL -- 0.7%
     33,500  Aaron Rents Inc., Cl. A                820,750
      5,000  CSK Auto Corp.+                         69,350
     12,000  Ingles Markets Inc., Cl. A             213,840
     20,000  Safeway Inc.                           502,400
                                               ------------
                                                  1,606,340
                                               ------------
             SPECIALTY CHEMICALS -- 2.9%
     80,000  Ferro Corp.                          1,600,000
     20,000  Hawkins Inc.                           281,400
    100,000  Hercules Inc.+                       1,380,000
     20,000  MacDermid Inc.                         643,000
      8,000  Material Sciences Corp.+                96,640
    130,000  Omnova Solutions Inc.+                 795,600
      5,000  Quaker Chemical Corp.                  108,750
     77,000  Sensient Technologies Corp.          1,389,850
      1,472  Tronox Inc., Cl. B+                     25,005
                                               ------------
                                                  6,320,245
                                               ------------
             TELECOMMUNICATIONS -- 2.8%
      4,000  ALLTEL Corp.                           259,000
    250,000  Cincinnati Bell Inc.+                1,130,000
    210,000  Qwest Communications
              International Inc.+                 1,428,000
    125,000  Sprint Nextel Corp.                  3,230,000
      5,000  Telephone & Data Systems
              Inc., Special                         188,750
                                               ------------
                                                  6,235,750
                                               ------------
             WIRELESS COMMUNICATIONS -- 1.9%
     50,000  Nextel Partners Inc., Cl. A+         1,416,000
     25,000  Price Communications Corp.+            442,250
     40,700  United States Cellular Corp.+        2,415,952
                                               ------------
                                                  4,274,202
                                               ------------
             TOTAL COMMON STOCKS                216,480,810
                                               ------------
             WARRANTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
      1,740  Mirant Corp., Ser. A,
              expire 01/03/11+                       17,748
                                               ------------

   PRINCIPAL
    AMOUNT
   ---------
             U.S. GOVERNMENT OBLIGATIONS -- 1.8%
 $3,998,000  U.S. Treasury Bills,
              4.389% to 4.739%++,
              04/13/06 to 08/31/06                3,981,638
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $161,131,744)              $220,480,196
                                               ============
------------------
              For Federal tax purposes:
              Aggregate cost                   $161,131,744
                                               ============
              Gross unrealized appreciation    $ 69,509,272
              Gross unrealized depreciation     (10,160,820)
                                               ------------
              Net unrealized appreciation
               (depreciation)                  $ 59,348,452
                                               ============
------------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt
 CVO  Contingent Value Obligation
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.